Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of property and equipment estimated useful life

	Estimated useful lives	Residual rate
Office building	20 years	5%
Building decoration	10 years	5%
Servers and network equipment	2-5 years	5%
Computer equipment	5 years	5%
Furniture, fixtures and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Schedule of estimated useful lives of the intangible assets

Estimated useful lives
Customer relationships	10 years
Brand name	15 years
Technology	5 years
Land use rights	30 years
Audio-visual license	9 years
Acquired computer software	5 years

Summary of segment result

(In thousands)	Xunlei	Hupu	Total
Subscription revenue	154,801	—	154,801
Live streaming revenue and others (Note a)	150,037	20,121	170,158
Cloud computing services and product revenue	137,451	—	137,451
Segment total revenues	442,289	20,121	462,410
Less:
Bandwidth costs	(141,866)	(961)	(142,827)
Employee benefits expenses	(107,594)	(7,010)	(114,604)
Advertising and market promotion expenses	(63,263)	(75)	(63,338)
Revenue-sharing costs	(57,282)	—	(57,282)
Share-based compensation expenses	(3,840)	—	(3,840)
Other expenses (Note b)	(66,837)	(7,052)	(73,889)
Segment income from operations	1,607	5,023	6,630
Interest income			3,262
Interest expense			(1,698)
Other income, net			1,038,131

Income before income taxes			1,046,325

Notes:

(a)	Others mainly comprised online advertising, online games and related distribution services, technical services and rental services.
(b)	Other expenses mainly comprised payment handling charges, depreciation and amortization charges, labor outsourcing expenses and professional service fees.

	Years ended December 31,
(In thousands)	2023	2024
Subscription revenue	119,343	133,680
Live streaming revenue and others (Note a)	122,157	86,141
Cloud computing services and product revenue	123,411	104,584
Segment total revenues	364,911	324,405
Less:
Bandwidth costs	(112,522)	(101,632)
Employee benefits expenses	(101,373)	(106,541)
Advertising and market promotion expenses	(29,140)	(29,783)
Revenue-sharing costs	(67,302)	(26,797)
Share-based compensation expenses	(9,676)	(2,453)
Other expenses (Note b)	(46,510)	(52,155)
Segment income from operations	(1,612)	5,044
Impairment of goodwill	—	(20,748)
Interest income	4,619	4,892
Interest expense	(1,514)	(728)
Other income, net	16,904	9,183

Income/(loss) before income taxes	18,397	(2,357)

Notes:

(a)	Others mainly comprised online advertising, online games and related distribution services, technical services and rental services.
(b)	Other expenses mainly comprised payment handling charges, depreciation and amortization charges, labor outsourcing expenses and professional service fees.